Tax charge - 2023, 2022 and 2021 actual tax rate of relevant business operations (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax charge
Tax rate on adjusted operating profit	17.00%	15.00%	20.00%
Tax rate on profit before tax	18.00%	18.00%	(55.00%)
Hong Kong
Tax charge
Tax rate on adjusted operating profit	9.00%	7.00%	4.00%
Tax rate on profit before tax	10.00%	7.00%	(7.00%)
Indonesia
Tax charge
Tax rate on adjusted operating profit	19.00%	22.00%	19.00%
Tax rate on profit before tax	18.00%	22.00%	16.00%
Malaysia
Tax charge
Tax rate on adjusted operating profit	22.00%	22.00%	26.00%
Tax rate on profit before tax	22.00%	20.00%	25.00%
Singapore
Tax charge
Tax rate on adjusted operating profit	14.00%	16.00%	16.00%
Tax rate on profit before tax	14.00%	16.00%	63.00%
Growth markets and other
Tax charge
Tax rate on adjusted operating profit	23.00%	20.00%	33.00%
Tax rate on profit before tax	23.00%	11.00%	40.00%
Eastspring
Tax charge
Tax rate on adjusted operating profit	10.00%	9.00%	10.00%
Tax rate on profit before tax	10.00%	9.00%	10.00%
Other operations
Tax charge
Tax rate on adjusted operating profit	(7.00%)	2.00%	0.00%
Tax rate on profit before tax	(11.00%)	2.00%	(1.00%)